Variable Interest Entity (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Current assets	$ 5,360,216	$ 8,716,270
Property and equipment, net	436,325	223,385
Total assets	12,046,676	14,377,082
Current liabilities:
Deferred revenue	1,061,162	227,622
Other payables and accrued liabilities	630,457	808,328
Current portion of long-term debt	25,835	315,983
Total liabilities	4,766,336	2,569,010
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Current assets	4,346,154	6,085,868
Property and equipment, net	433,319	223,385
Other noncurrent assets, net	1,531,332	867,756
Total assets	6,310,805	7,177,009
Current liabilities:
Deferred revenue	1,061,162	227,622
Other payables and accrued liabilities	469,339	744,984
Other payables - related party	5,851	3,029,071
Due to Puhui Cayman	3,057,269	10,512
Current portion of long-term debt	25,835	315,983
Lease liabilities - current	885,832
Long-term debt	1,145,825	1,206,565
Lease liabilities - noncurrent	555,796
Total liabilities	$ 7,206,909	$ 5,534,737